Related parties transactions - Transactions with key management personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related parties transactions
Short-term benefits	¥ 5,713	¥ 8,162	¥ 7,614